Schedule I - Financial information of Parent Company - Statement of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities:
Net income (loss)	$ (36,736,553)	$ (1,678,813)	$ 22,482,416
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Share-based compensation	3,068,213	5,575,877	6,056,033
Equity in deficits (earnings) of subsidiaries, VIEs and VIE's subsidiaries	13,404	138,124	66,970
Changes in assets and liabilities:
Prepaid expenses and other current assets	(1,105,245)	(1,856,549)	369,290
Rental deposits	15,652	(169,148)	(204,811)
Accrued expenses and other current liabilities	(3,483,073)	1,573,833	2,596,050
Net cash (used in) provided by operating activities	(26,323,261)	(21,342,292)	19,816,980
Investing activities:
Proceeds from sales of cost method investment			7,959,237
Net cash provided by (used in) investing activities	15,832,444	(3,318,921)	40,557,824
Financing activities:
Proceeds from stock options exercised by employees	26,786	142,618	294,193
Proceeds from stock options exercised by nonemployees			175,200
Net cash provided by financing activities	(19,056,395)	9,702,412	(5,592,080)
Net (decrease) increase in cash and cash equivalents	(27,458,568)	(19,582,609)	53,195,535
Cash and cash equivalents, beginning of year	66,151,439	85,734,048	32,538,513
Cash and cash equivalents, end of year	38,692,871	66,151,439	85,734,048
Parent Company [Member]
Operating activities:
Net income (loss)	(36,736,553)	(1,678,813)	22,482,416
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Share-based compensation	782,196	2,382,934	3,812,733
Equity in deficits (earnings) of subsidiaries, VIEs and VIE's subsidiaries	34,540,850	(3,049,831)	(28,643,095)
Changes in assets and liabilities:
Prepaid expenses and other current assets	83,021	65,990	20,339
Amounts due from subsidiaries, VIEs and VIE's subsidiaries	28,544	(2,523,274)	142,303
Rental deposits			66,893
Accrued expenses and other current liabilities	(211,691)	(3,712)	(8,035)
Amounts due to subsidiaries, VIEs and VIE's subsidiaries	(326,263)	(3,409,764)	1,065,088
Net cash (used in) provided by operating activities	(1,839,898)	(8,216,470)	(1,061,358)
Investing activities:
Dividend received from subsidiaries		16,529,639	1,011,931
Capital paid to subsidiaries			(3,000,000)
Proceeds from sales of cost method investment			2,168,868
Net cash provided by (used in) investing activities		16,529,639	180,799
Financing activities:
Proceeds from stock options exercised by employees	26,786	142,618	293,654
Proceeds from stock options exercised by nonemployees			175,200
Net cash provided by financing activities	26,786	142,618	468,854
Net (decrease) increase in cash and cash equivalents	(1,813,112)	8,455,787	(411,705)
Cash and cash equivalents, beginning of year	9,427,287	971,500	1,383,205
Cash and cash equivalents, end of year	$ 7,614,175	$ 9,427,287	$ 971,500